Segment Information - Summarized Financial Information (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Operating income	$ 452,723	$ 431,161	$ 307,230	$ 155,354	$ 322,514	$ 400,329	$ 279,273	$ 125,860	$ 462,584	$ 405,133	$ 893,745	$ 805,462	$ 1,346,468	$ 1,127,976
Electric Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	5,380,488	5,233,887	4,486,880	3,911,124	4,482,056	4,236,183	3,804,622	3,344,337	8,398,004	7,148,959	13,631,891	11,385,142	19,012,379	15,867,198
Operating income	653,226	576,014	426,581	302,871	437,684	447,565	354,504	250,805	729,452	605,309	1,305,466	1,052,874	1,958,692	1,490,558
Income (loss) from equity method investments	15,500	14,000	8,600	12,300	10,900	11,700	9,400	9,600
Underground and Utility Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	1,172,934	1,259,280	1,107,507	1,120,695	1,301,892	1,384,639	1,243,988	1,084,489	2,228,202	2,328,477	3,487,482	3,713,116	4,660,416	5,015,008
Operating income	42,593	93,956	81,593	46,888	85,433	123,764	107,207	61,573	128,481	168,780	222,437	292,544	265,030	377,977
Gain (loss) on disposition of business		(700)	(500)	(10,700)
Corporate and Non Allocated Costs [Member]
Segment Reporting Information [Line Items]
Operating income	(243,096)	(238,809)	(200,944)	(194,405)	(200,603)	(171,000)	(182,438)	(186,518)	$ (395,349)	$ (368,956)	$ (634,158)	$ (539,956)	(877,254)	$ (740,559)
Amortization of intangible assets	115,800	110,400	79,200	77,500	75,200	71,400	70,000	72,400
Business Combination, integration related costs	4,500	$ 7,100	$ 8,900	$ 9,600	$ 16,500	$ 4,200	$ 2,300	$ 19,900
PERU | Telecommunications [Member] | Electric Infrastructure Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from contract with customer, including assessed tax	30,200												30,200
Operating income	20,700												20,700
Foreign currency translation losses	$ (18,500)												$ (18,500)